THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

                       Supplement to Prospectus Dated
                               May 15, 1998
                   Relating to Multiple Class Structure

                        Class A and B Shares


The board of trustees of The Lutheran Brotherhood Family of Funds (the "Trust") has approved modifications to the multiple class structure of each of its portfolio series (each, a "Fund") effective September 30, 1998, as further described herein. Effective on that date, Lutheran Brotherhood Securities Corp. ("LBSC") will begin offering its Allocation Advantage(sm) mutual fund asset allocation program, which is a fee-based investment advisory service available to persons who make an initial investment of $100,000. Participants in the Allocation Advantage program will be eligible to purchase Institutional Class shares of a Fund by making a minimum initial purchase of $5,000 for non-IRA accounts and $1,000 for IRA accounts. Additional purchases in a Fund may be made by Allocation Advantage clients in the amount of $100. Existing shareholders of a Fund may participate in the Allocation Advantage program by either purchasing Institutional Class shares through the program or by exchanging some or all of their Class A or Class B shares for Institutional Class shares on the basis of the relative net asset values of the respective shares to be exchanged, subject to minimum investment requirements. LBSC will charge participants in the Allocation Advantage program a fee of $50.00 for any redemption of shares of a mutual fund that have been held in the participant's account for less than six months. However, if the redemption of shares is made through a systematic withdrawal program, LBSC will charge the participant a fee of $5.00 for each such redemption. In addition, LBSC will also charge a fee of $15.00 for any redemption from a participant's account of shares of a mutual fund that is not available through the Allocation Advantage program.

Effective on September 30, 1998, existing Class A or Class B shareholders of a Fund that are Lutheran institutions or Lutheran church organizations eligible to purchase Institutional Class shares (collectively "qualifying Lutheran institutions") may exchange some or all of their Class A or Class B shares for Institutional Class shares on the basis of the relative net asset values of the respective shares to be exchanged, subject to a minimum investment of $100,000 in each Fund. As of such date, Class A shares held by qualifying Lutheran institutions will no longer be subject to automatic conversion to Institutional Class shares.

Effective September 30, 1998, LifeMap(sm) Legend financial plan participants are no longer eligible to purchase Class A shares of a Fund without paying a sales charge.


September 29, 1998


               PLEASE INCLUDE THIS SUPPLEMENT WITH YOUR PROSPECTUS




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                  THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

                     Supplement to Prospectus Dated
                             May 15, 1998
                  Relating to Multiple Class Structure

                       Institutional Class Shares


The board of trustees of The Lutheran Brotherhood Family of Funds (the "Trust") has approved modifications to the multiple class structure of each of its portfolio series (each, a "Fund") effective September 30, 1998, as further described herein. Effective on that date, Lutheran Brotherhood Securities Corp. ("LBSC") will begin offering its Allocation Advantage(sm) mutual fund asset allocation program, which is a fee-based investment advisory service available to persons who make an initial investment of $100,000. Participants in the Allocation Advantage program will be eligible to purchase Institutional Class shares of a Fund by making a minimum initial purchase of $5,000 for non-IRA accounts and $1,000 for IRA accounts. Additional purchases in a Fund may be made by Allocation Advantage clients in the amount of $100. Existing shareholders of a Fund may participate in the Allocation Advantage program by either purchasing Institutional Class shares through the program or by exchanging some or all of their Class A or Class B shares for Institutional Class shares on the basis of the relative net asset values of the respective shares to be exchanged, subject to minimum investment requirements. LBSC will charge participants in the Allocation Advantage program a fee of $50.00 for any redemption of shares of a mutual fund that have been held in the participant's account for less than six months. However, if the redemption of shares is made through a systematic withdrawal program, LBSC will charge the participant a fee of $5.00 for each such redemption. In addition, LBSC will also charge a fee of $15.00 for any redemption from a participant's account of shares of a mutual fund that is not available through the Allocation Advantage program.

Effective on September 30, 1998, existing Class A or Class B shareholders of a Fund that are Lutheran institutions or Lutheran church organizations eligible to purchase Institutional Class shares (collectively "qualifying Lutheran institutions") may exchange some or all of their Class A or Class B shares for Institutional Class shares on the basis of the relative net asset values of the respective shares to be exchanged, subject to a minimum investment of $100,000 in each Fund. As of such date, Class A shares held by qualifying Lutheran institutions will no longer be subject to automatic conversion to Institutional Class shares.


September 29, 1998


                PLEASE INCLUDE THIS SUPPLEMENT WITH YOUR PROSPECTUS